OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS
	US dollars
	December 31,
(in thousands)	2025	2024

Deferred contract costs and prepaid expenses (*)	5,072	5,503
Deposits	341	350
	5,413	5,853

(*)	See Note 1W.